Stockholders' Equity (Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Number of Shares
Balance at the beginning of the period (in shares)		15,881,721	15,409,357		2,448,383
Options granted (in shares)		1,223,033	1,470,957		13,575,038
Options exercised (in shares)			(488,625)
Options cancelled (forfeited) (in shares)			(509,923)		(572,935)
Options cancelled (expired) (in shares)		(105)	(45)		(41,129)
Balance at the end of the period (in shares)		17,104,649	15,881,721		15,409,357
Options vested and expected to vest at the end of the period (in shares)			15,827,723
Options exercisable (in shares)			13,661,670
Weighted-Average Exercise Price (per share)
Balance at the beginning of the period (in dollars per share)	[1]	$ 0.95	$ 0.95		$ 4.15
Options granted (in dollars per share)		0.40	0.78	[1]	0.66	[1]
Options exercised (in dollars per share)			0.67	[1]
Options cancelled (forfeited) (in dollars per share)			0.62	[1]	3.20	[1]
Options cancelled (expired) (in dollars per share)		11.68	9.68	[1]	37.82	[1]
Balance at the ending of the period (in dollars per share)		$ 0.91	0.95	[1]	$ 0.95	[1]
Options vested and expected to vest at the end of the period (in dollars per share)	[1]		0.95
Options exercisable (in dollars per share)	[1]		$ 0.99
Weighted-Average Remaining Contractual Term (in years)
Balance at the end of the period			8 years 2 months 12 days
Options vested and expected to vest at the end of the period			8 years 2 months 12 days
Options exercisable			8 years
Aggregate Intrinsic Value (in thousands)
Balance at the end of the period	[2]		$ 49
Options vested and expected to vest at the end of the period	[2]		49
Options exercisable	[2]		$ 22

[1]	The weighted average price per share is determined using exercise price per share for stock options.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the option and the fair value of the Company's common stock for in-the-money options at December 31, 2019.